Related Party Transactions - Summary of Key Management Personnel Compensation (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	£ 12	£ 6
Retirement benefits	1	1
Share-based payment costs	2	1
Total	£ 15	£ 8